Note 3 - Summary of Accounts Receivables (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Receivables gross	$ 590,000	$ 189,000
Less allowance for doubtful accounts	0	0
Total receivables, net	590,000	189,000
Healthcare Fees [Member]
Receivables gross	587,000	184,000
Other Receivable [Member]
Receivables gross	$ 3,000	$ 5,000